Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance

	December 31, 2023
	Premiums Ceded to Other Companies	Premiums Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	($ in thousands, except percentages)
Casualty	$(85,393)	$277,455	$192,062	144.5%
Professional Liability	(57,663)	145,251	$87,588	165.8%
Healthcare	(29,960)	84,982	$55,022	154.5%
	$(173,016)	$507,688	$334,672	151.7%

	December 31, 2022
	Premiums Ceded to Other Companies	Premiums Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	($ in thousands, except percentages)
Casualty	$(55,920)	$192,592	$136,672	140.9%
Professional Liability	(35,835)	105,367	69,532	151.5%
Healthcare	(20,079)	58,989	38,910	151.6%
	$(111,834)	$356,948	$245,114	145.6%